Basic and Diluted Net Income (Loss) per Share	12 Months Ended
Dec. 31, 2024
Net loss per share:
Basic and Diluted Net Income (Loss) per Share

Note 3. Basic and Diluted Net Income (Loss) per Share

The following table sets forth the computation of the Company’s basic and diluted net income (loss) per share to common stockholders:

	December 31,
	2024	2023
	(In thousands, except share per share data)
Numerator:
Net income (loss)	$(73,297)	$(135,139)

Denominator:
Basic weighted average shares outstanding	847,265	375,922
Effect of dilutive securities:
Common stock warrants	—	—
Restricted stock units	—	—
Common stock options	—	—
Diluted weighted average shares outstanding	847,265	375,922

Net income (loss) per share
Basic	$(86.51)	$(359.49)
Diluted	$(86.51)	$(359.49)

Velo3D, Inc.

Notes to Consolidated Financial Statements

The following potentially dilutive shares of common stock equivalents on an “as-converted basis” were excluded from the computation of diluted net loss per share for the periods presented because including them would have had an antidilutive effect:

	December 31,
	2024	2023
	(per share data)
Common stock warrants	215,134	97,039
Restricted stock units	38,028	38,222
Common stock options	18,036	25,053
Total potentially dilutive common share equivalents	271,198	160,314

Total potentially dilutive common share equivalents for the years ended December 31, 2024 and 2023, excludes 17,948 and 40,507, respectively, shares related to the earnout liability as these shares are contingently issuable upon meeting certain triggering events.